Matthews India Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.3%

	Shares	Value
FINANCIALS: 39.2%
Banks: 21.9%
HDFC Bank, Ltd.	4,672,408	$80,970,603
Kotak Mahindra Bank, Ltd.	2,596,037	60,295,567
Axis Bank, Ltd.	4,913,532	47,549,733
DCB Bank, Ltd.	11,969,871	33,005,662
Bandhan Bank, Ltd.[b,c]	3,589,314	24,940,403
AU Small Finance Bank, Ltd.[b,c]	1,700,486	15,835,465

		262,597,433

Consumer Finance: 13.0%
Cholamandalam Investment and Finance Co., Ltd.	13,471,420	58,562,452
Bajaj Finance, Ltd.	556,817	31,835,551
Shriram City Union Finance, Ltd.	1,624,196	30,783,578
CreditAccess Grameen, Ltd.[d]	2,032,000	18,869,885
Sundaram Finance, Ltd.	695,531	16,023,876

		156,075,342

Thrifts & Mortgage Finance: 3.0%
Aavas Financiers, Ltd.[d]	1,174,534	26,452,737
Housing Development Finance Corp., Ltd.	368,106	10,274,675

		36,727,412

Capital Markets: 1.3%
CRISIL, Ltd.	479,926	9,277,688
Indian Energy Exchange, Ltd.[b,c]	3,497,308	5,957,799

		15,235,487

Total Financials		470,635,674

CONSUMER DISCRETIONARY: 15.4%
Automobiles: 12.1%
Suzuki Motor Corp.	1,839,100	78,344,428
Eicher Motors, Ltd.	266,539	66,909,094

		145,253,522

Household Durables: 3.3%
Symphony, Ltd.	1,755,550	32,010,578
LA Opala RG, Ltd.	2,937,800	7,453,441

		39,464,019

Total Consumer Discretionary		184,717,541

CONSUMER STAPLES: 13.7%
Tobacco: 5.5%
VST Industries, Ltd.†	1,011,092	53,851,155
ITC, Ltd.	3,337,649	12,245,783

		66,096,938

Personal Products: 4.2%
Marico, Ltd.	4,769,013	26,537,653
Bajaj Consumer Care, Ltd.	4,962,850	17,223,441
Dabur India, Ltd.	1,186,347	7,492,704

		51,253,798

Food Products: 4.0%
Zydus Wellness, Ltd.	1,734,795	41,866,541

	Shares	Value
Nestle India, Ltd.	30,163	$5,914,270

		47,780,811

Total Consumer Staples		165,131,547

INFORMATION TECHNOLOGY: 12.0%
IT Services: 11.6%
Wipro, Ltd.	12,047,428	40,825,018
NIIT Technologies, Ltd.	1,680,162	33,084,508
Cognizant Technology Solutions Corp. Class A	535,500	32,271,907
Mphasis, Ltd.	1,464,076	19,770,629
Larsen & Toubro Infotech, Ltd.[b,c]	302,596	6,455,325
Tata Consultancy Services, Ltd.	137,397	4,070,021
eClerx Services, Ltd.	419,911	2,576,712

		139,054,120

Software: 0.4%
Tata Elxsi, Ltd.	578,649	5,532,766

Total Information Technology		144,586,886

HEALTH CARE: 10.2%
Pharmaceuticals: 7.5%
Alembic Pharmaceuticals, Ltd.	4,147,557	29,812,351
Natco Pharma, Ltd.	2,922,192	24,008,970
Caplin Point Laboratories, Ltd.†	3,870,311	23,203,406
Lupin, Ltd.	1,337,380	13,506,125

		90,530,852

Life Sciences Tools & Services: 1.7%
Syngene International, Ltd.[b,c]	4,785,970	20,980,407

Health Care Equipment & Supplies: 1.0%
Poly Medicure, Ltd.	3,594,824	11,567,850

Total Health Care		123,079,109

INDUSTRIALS: 5.6%
Machinery: 2.3%
AIA Engineering, Ltd.	628,021	15,809,791
Escorts, Ltd.	1,479,806	12,135,985

		27,945,776

Airlines: 1.9%
InterGlobe Aviation, Ltd.[b,c]	831,525	22,205,204

Air Freight & Logistics: 1.4%
Blue Dart Express, Ltd.	475,939	16,683,331

Total Industrials		66,834,311

MATERIALS: 2.1%
Chemicals: 2.1%
UPL, Ltd.	1,982,144	16,901,226
Pidilite Industries, Ltd.	322,373	6,569,781
Gulf Oil Lubricants India, Ltd.	122,343	1,488,960

Total Materials		24,959,967

matthewsasia.com | 800.789.ASIA	1

Matthews India Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
COMMUNICATION SERVICES: 2.1%
Interactive Media & Services: 2.1%
Info Edge India, Ltd.	864,136	$24,663,296

Total Communication Services		24,663,296

TOTAL INVESTMENTS: 100.3%		1,204,608,331
(Cost $1,096,044,213)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.3%)		(3,244,293)

NET ASSETS: 100.0%		$1,201,364,038

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $96,374,603, which is 8.02% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS